Schedule of Investments (unaudited)
June 30, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 1.4%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, 5.50%, 06/01/30	USD	500	$ 514,515
County of Jefferson Sewer Revenue, Refunding RB, Series D, 6.50%, 10/01/53		1,000	1,148,580
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35		1,000	1,164,360
Tuscaloosa County IDA, Refunding RB, Series A, 5.25%, 05/01/44(a)		1,745	1,876,207
			4,703,662
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 4.63%, 06/01/23		45	45,064
Arizona — 2.5%
Arizona IDA
RB, 5.00%, 07/15/39(a)		220	227,581
RB, 5.00%, 12/15/49(a)		105	108,984
RB, 7.10%, 01/01/55(a)		1,150	1,086,784
RB, Series B, 5.13%, 07/01/47(a)		195	204,050
Refunding RB, 5.50%, 07/01/52(a)		610	651,742
Refunding RB, Series A, 5.00%, 07/01/26(a)		300	315,237
Refunding RB, Series A, 5.13%, 07/01/37(a)		605	625,328
Refunding RB, Series G, 5.00%, 07/01/47(a)		185	187,239
City of Phoenix Civic Improvement Corp., RB, AMT, Series B, 4.00%, 07/01/39		800	890,824
City of Phoenix IDA
RB, 5.00%, 07/01/46(a)		570	588,394
RB, 5.00%, 07/01/59		880	871,464
RB, Series A, 5.00%, 07/01/49(a)		270	276,116
Refunding RB, 5.00%, 07/01/35(a)		300	314,331
Refunding RB, 5.00%, 07/01/45(a)		100	103,041
Refunding RB, Series A, 5.00%, 07/01/35(a)		45	46,253
County of Pima IDA
RB, 5.13%, 07/01/39		145	137,306
RB, 5.25%, 07/01/49		180	165,625
La Paz County IDA, RB, 5.88%, 06/15/48(a)		285	286,285
Maricopa County IDA, Refunding RB, Series A, 4.13%, 09/01/38		230	262,987
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	662,185
			8,011,756
Arkansas — 1.1%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)		3,045	3,004,989
Pulaski County Public Facilities Board
RB, 5.00%, 12/01/39		230	257,172
RB, 5.00%, 12/01/42		250	277,515
			3,539,676
California — 3.1%
California County Tobacco Securitization Agency
Refunding RB, 5.00%, 06/01/26		225	225,225
Refunding RB, 5.25%, 06/01/45		330	330,046
Refunding RB, Series A, 5.00%, 06/01/36		300	299,997
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45		750	791,145
California Municipal Finance Authority
RB, 5.63%, 07/01/44(a)		150	152,294
Refunding RB, Series A, 5.00%, 02/01/46		650	711,971
Refunding RB, Series B, 5.00%, 01/01/37		630	710,949
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(a)		250	253,863
Security		Par (000)	Value
California (continued)
California School Finance Authority
Refunding RB, 5.00%, 07/01/51(a)	USD	300	$ 321,108
California Statewide Communities Development Authority
Refunding RB, Series A, 5.25%, 11/01/44(a)		250	255,985
Refunding RB, (AGM), 5.00%, 11/15/49		500	561,140
California Statewide Financing Authority
RB, 5.63%, 05/01/29		45	45,154
RB, 6.00%, 05/01/43		315	315,277
RB, 6.00%, 05/01/43		85	85,075
City of Irvine, Special Tax Bonds, 5.00%, 09/01/44		250	268,442
City of Roseville, Special Tax Bonds, 5.00%, 09/01/44		500	511,155
Golden State Tobacco Securitization Corp.
Refunding RB, Series A-1, 3.50%, 06/01/36		1,160	1,164,976
Refunding RB, Series A-1, 5.00%, 06/01/47		115	116,438
Refunding RB, Series A-2, 5.00%, 06/01/47		1,865	1,888,312
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45		500	593,415
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(a)(b)		580	340,982
			9,942,949
Colorado — 3.9%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	917,930
Arista Metropolitan District, GO, Refunding, 5.00%, 12/01/38		500	500,540
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	476,865
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48		1,050	979,891
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(a)		155	155,046
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 12/15/45		500	530,505
Colorado Health Facilities Authority
RB, 5.25%, 01/01/45		620	694,388
Refunding RB, 5.00%, 07/01/38		215	238,057
Refunding RB, Series A, 4.00%, 08/01/39		750	814,162
Refunding RB, Series A, 5.00%, 02/01/41		210	215,628
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45		500	502,450
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	985,046
DIATC Metropolitan District, GO, 3.25%, 12/01/29(a)		590	528,256
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39		600	620,346
GO, Series A, 5.00%, 08/01/49		540	551,243
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	483,930
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	576,268
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37		550	533,104
Southlands Metropolitan District No. 1
GO, Refunding, Series A-1, 5.00%, 12/01/37		250	263,325
GO, Refunding, Series A-1, 5.00%, 12/01/47		180	186,482
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49		645	632,371

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	USD	1,000	$ 894,010
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	479,515
			12,759,358
Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(a)		145	128,020
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)		775	720,138
Mohegan Tribe of Indians of Connecticut
RB, Series A, 6.75%, 02/01/45(a)		98	101,043
Refunding RB, Series C-1, 6.25%, 02/01/30(a)		330	350,410
			1,299,611
Delaware — 0.9%
Delaware State EDA, RB, 5.38%, 10/01/45		3,005	3,024,292
District of Columbia — 1.9%
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(b)		8,970	1,805,840
RB, 0.00%, 06/15/46(b)		10,325	1,215,459
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, 4.00%, 10/01/49		3,030	3,244,918
			6,266,217
Florida — 6.6%
Babcock Ranch Community Independent Special District, Special Assessment RB, 4.25%, 11/01/21		215	217,945
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39		500	527,165
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		480	513,077
Capital Trust Agency, Inc.
RB, 5.00%, 06/15/49(a)		100	102,996
RB, 5.75%, 06/01/54(a)		420	410,882
Celebration Pointe Community Development District
Special Assessment RB, 4.00%, 05/01/22(a)		55	55,300
Special Assessment RB, 5.13%, 05/01/45		235	238,795
Charlotte County IDA
RB, 5.00%, 10/01/34(a)		105	107,776
RB, 5.00%, 10/01/49(a)		510	499,836
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45		1,000	1,135,250
County of Broward Airport System Revenue, RB, AMT, Series A, 4.00%, 10/01/49		610	667,492
County of Broward Port Facilities Revenue, RB, AMT, Series B, 4.00%, 09/01/49		2,500	2,686,450
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(b)		935	373,252
Refunding RB, Series A-2, 0.00%, 10/01/47(b)		900	346,626
Refunding RB, Series A-2, 0.00%, 10/01/48(b)		635	235,998
Refunding RB, Series A-2, 0.00%, 10/01/49(b)		525	188,092
County of Palm Beach, RB, 5.00%, 04/01/51(a)		110	106,514
Florida Development Finance Corp.
RB, Series A, 6.13%, 06/15/44		45	47,656
RB, AMT, 5.00%, 08/01/29(a)(c)		470	475,217
Florida Gulf Coast Univ. Financing Corp., Refunding RB, 4.00%, 02/01/38		765	818,978
Florida Housing Finance Corp., RB, Series 1, 2.75%, 07/01/50(d)		1,000	993,320
Security		Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	USD	250	$ 247,510
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	361,890
Hillsborough County Aviation Authority, Refunding RB, AMT, Series A, 5.00%, 10/01/44		350	378,294
Lakewood Ranch Stewardship District
Special Assessment RB, 3.00%, 05/01/24		155	154,259
Special Assessment RB, 3.13%, 05/01/25		315	314,143
Special Assessment RB, 3.25%, 05/01/29		225	221,850
Special Assessment RB, 4.75%, 05/01/29		180	191,347
Special Assessment RB, 4.95%, 05/01/29(a)		135	145,144
Special Assessment RB, 4.88%, 05/01/35		150	155,220
Special Assessment RB, 4.40%, 05/01/39		525	532,418
Special Assessment RB, 5.30%, 05/01/39		205	221,386
Special Assessment RB, 5.50%, 05/01/39(a)		135	147,766
Special Assessment RB, 5.13%, 05/01/46		100	103,163
Special Assessment RB, 5.45%, 05/01/48		365	394,693
Special Assessment RB, 5.65%, 05/01/48(a)		210	230,137
Special Assessment RB, 4.00%, 05/01/49(a)		200	188,624
Orange County Health Facilities Authority
RB, 5.00%, 08/01/35		250	260,225
Refunding RB, 5.00%, 08/01/41		695	723,050
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		300	300,606
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		275	274,365
Special Assessment Refunding RB, 3.38%, 05/01/30		335	330,397
Pinellas County IDA, RB, 5.00%, 07/01/39		250	276,555
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	96,234
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	396,593
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		100	100,322
Special Assessment RB, 3.50%, 11/01/30		200	199,552
Seminole County IDA
Refunding RB, 5.50%, 11/15/49		740	643,852
Refunding RB, 5.75%, 11/15/54		595	528,217
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		375	358,162
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	175,789
Trout Creek Community Development District
Special Assessment RB, 4.50%, 05/01/23		165	167,647
Special Assessment RB, 5.00%, 05/01/28		240	253,649
Special Assessment RB, 5.63%, 05/01/45		250	260,332
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	106,389
Special Assessment RB, 4.75%, 05/01/39		190	201,900
Special Assessment RB, 5.00%, 05/01/50		290	307,397
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(a)		805	816,938
			21,514,632
Georgia — 2.0%
Gainesville & Hall County Hospital Authority, Refunding RB, 5.50%, 08/15/54		250	291,938

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	USD	950	$ 1,306,792
Municipal Electric Authority of Georgia
RB, 5.00%, 01/01/56		3,515	3,980,140
Refunding RB, Sub-Series A, 4.00%, 01/01/49		845	895,125
			6,473,995
Idaho — 0.2%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43		540	604,368
Illinois — 6.4%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/41		200	201,704
GO, Series A, 5.00%, 12/01/42		570	576,965
GO, Series D, 5.00%, 12/01/46		190	198,552
GO, Series D, 5.00%, 12/01/46		485	494,807
GO, Series H, 5.00%, 12/01/46		625	650,294
GO, Refunding, Series A, 0.00%, 12/01/25(b)		135	108,746
GO, Refunding, Series A, 5.00%, 12/01/28		125	138,155
GO, Refunding, Series A, 5.00%, 12/01/29		155	171,808
GO, Refunding, Series A, 5.00%, 12/01/30		505	556,818
GO, Refunding, Series B, 4.00%, 12/01/35		230	225,296
GO, Refunding, Series C, 5.00%, 12/01/25		225	243,693
GO, Refunding, Series C, 5.00%, 12/01/34		625	665,369
GO, Refunding, Series D, 5.00%, 12/01/25		290	314,093
GO, Refunding, Series F, 5.00%, 12/01/22		215	224,503
Chicago O’Hare International Airport
Refunding RB, Series D, 5.00%, 01/01/39		260	281,674
Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,104,120
City of Chicago
GO, Refunding, Series A, 6.00%, 01/01/38		275	305,360
GO, Refunding, Series B, 5.43%, 01/01/42		2,180	2,066,640
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39		500	541,330
Cook County Community College District No. 508, GO, 5.25%, 12/01/30		920	962,357
Illinois Finance Authority
Refunding RB, 6.13%, 02/01/45		150	154,878
Refunding RB, 5.00%, 02/15/47		900	884,907
Refunding RB, Series C, 5.00%, 02/15/41		650	766,870
Metropolitan Pier & Exposition Authority
RB, 0.00%, 12/15/52(b)		1,100	241,428
RB, 5.50%, 06/15/53		390	415,498
RB, 5.00%, 06/15/57		660	689,403
Refunding RB, 4.00%, 06/15/50		680	645,871
Refunding RB, 0.00%, 12/15/54(b)		6,540	1,221,149
Refunding RB, Series B, 5.00%, 06/15/52		80	80,947
State of Illinois
GO, 5.00%, 01/01/28		1,005	1,078,355
GO, 5.00%, 04/01/31		1,000	1,037,450
GO, 5.50%, 07/01/33		365	381,100
GO, 5.00%, 03/01/37		300	304,314
GO, 5.00%, 02/01/39		1,000	1,031,460
GO, 5.00%, 05/01/39		275	284,243
GO, Series A, 5.00%, 01/01/33		310	314,917
GO, Series A, 5.00%, 12/01/35		825	870,565
GO, Series D, 5.00%, 11/01/28		295	319,603
GO, Refunding, Series B, 5.00%, 10/01/27		105	114,150
			20,869,392
Indiana — 0.8%
City of Vincennes, Refunding RB, 6.25%, 01/01/29(a)		400	402,052
County of Allen
RB, 6.63%, 01/15/34(a)		100	81,646
Security		Par (000)	Value
Indiana (continued)
County of Allen
RB, 6.75%, 01/15/43(a)	USD	395	$ 311,983
RB, 6.88%, 01/15/52(a)		380	293,816
Indiana Finance Authority
RB, AMT, 5.25%, 01/01/51		1,000	1,051,940
Refunding RB, 4.75%, 03/01/32		270	271,552
Town of Chesterton, RB, 6.38%, 01/15/51(a)		265	192,051
			2,605,040
Iowa — 1.7%
Iowa Finance Authority
RB, Series A, 5.00%, 05/15/48		940	932,866
Refunding RB, 3.13%, 12/01/22		660	658,766
Refunding RB, 5.25%, 12/01/25		310	323,153
Refunding RB, 5.25%, 12/01/50(c)		400	412,256
Refunding RB, Series E, 4.00%, 08/15/46		570	612,271
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,981,980
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.50%, 06/01/42		485	485,000
			5,406,292
Louisiana — 0.7%
Calcasieu Parish Memorial Hospital Service District, Refunding RB, 5.00%, 12/01/34		250	275,842
Juban Crossing Economic Development District, Refunding RB, 7.00%, 09/15/44(a)		475	416,789
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(a)		400	391,464
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(a)		950	1,091,436
			2,175,531
Maryland — 2.1%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	244,980
City of Baltimore
Refunding RB, 4.00%, 09/01/27		100	99,986
Refunding TA, 3.20%, 06/01/30(a)		200	185,342
Refunding TA, 3.25%, 06/01/31(a)		225	206,829
Refunding TA, 3.30%, 06/01/32(a)		250	228,085
Refunding TA, 3.35%, 06/01/33(a)		270	244,450
Refunding TA, 3.40%, 06/01/34(a)		285	256,209
Refunding TA, 3.45%, 06/01/35(a)		300	267,939
County of Baltimore, Refunding RB, 4.00%, 01/01/40		800	842,784
County of Frederick, TA, 7.13%, 07/01/43(a)		150	132,492
Maryland Community Development Administration, Refunding RB, Series A, 4.10%, 09/01/38		580	645,198
Maryland EDC
RB, AMT, 5.00%, 03/31/51		620	630,664
Refunding RB, 5.00%, 07/01/39		100	104,561
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(a)		1,940	2,070,290
Refunding RB, 5.00%, 07/01/40		500	538,495
			6,698,304
Massachusetts — 2.2%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/43		500	538,020
RB, 5.00%, 01/01/48		1,000	1,055,180
RB, 5.00%, 10/01/48		1,000	960,140
RB, 5.00%, 10/01/54		710	673,825
RB, Series A, 5.00%, 01/01/47		500	525,820
RB, Series N, 5.00%, 07/01/44		500	558,665

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency
Refunding RB, Series A, 5.00%, 10/01/35	USD	750	$ 825,683
Refunding RB, Series A, 4.00%, 07/01/44		1,250	1,291,788
Massachusetts HFA, Refunding RB, AMT, Series A, 4.45%, 12/01/42		620	652,810
			7,081,931
Michigan — 0.9%
Advanced Technology Academy, Refunding RB, 3.88%, 11/01/29		250	244,138
City of Detroit
GO, 5.00%, 04/01/34		90	93,122
GO, 5.00%, 04/01/35		90	92,996
GO, 5.00%, 04/01/36		65	67,044
GO, 5.00%, 04/01/37		100	102,991
GO, 5.00%, 04/01/38		45	46,269
Michigan Finance Authority, RB, AMT, 5.00%, 07/01/44		250	272,375
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 06/01/42		500	501,560
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	557,415
RB, Series D, 5.00%, 12/01/40		500	569,985
RB, AMT, 5.00%, 12/01/39		250	276,642
			2,824,537
Minnesota — 1.4%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	629,406
City of Minneapolis
RB, 5.00%, 07/01/40		435	414,942
RB, Series A, 5.75%, 07/01/55		850	916,087
Duluth EDA
Refunding RB, 4.25%, 02/15/48		1,265	1,380,545
Refunding RB, 5.25%, 02/15/58		425	495,482
Housing & Redevelopment Authority of the City of St. Paul Minnesota
RB, Series A, 5.50%, 07/01/38(a)		240	262,762
Refunding RB, 5.50%, 09/01/36		310	329,775
			4,428,999
Missouri — 0.8%
City of St. Louis Missouri IDA
Refunding RB, 4.38%, 11/15/35		215	179,903
Refunding RB, 4.75%, 11/15/47		240	197,966
Kansas City IDA, Refunding RB, 5.75%, 11/15/36(a)(e)(f)		220	139,971
Kansas City Land Clearance Redevelopment Authority
TA, 4.38%, 02/01/31(a)		755	736,095
TA, 5.00%, 02/01/40(a)		260	265,182
Plaza at Noah’s Ark Community Improvement District, Refunding TA, 5.00%, 05/01/35		400	334,548
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	712,785
			2,566,450
Nebraska — 0.2%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	561,230
Nevada — 1.8%
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49(d)		190	195,898
City of Reno, Refunding RB, (AGM), Series A-1, 4.00%, 06/01/46		5,000	5,598,500
			5,794,398
Security		Par (000)	Value
New Hampshire — 0.1%
New Hampshire Business Finance Authority
Refunding RB, 4.63%, 11/01/42(a)	USD	320	$ 321,625
Refunding RB, AMT, 4.88%, 11/01/42(a)		130	130,688
			452,313
New Jersey — 7.9%
Casino Reinvestment Development Authority, Inc.
Refunding RB, 5.25%, 11/01/39		250	256,290
Refunding RB, 5.25%, 11/01/44		560	570,198
Essex County Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)		250	250,042
New Jersey EDA
RB, 5.00%, 07/01/32		200	198,460
RB, 5.25%, 11/01/54(a)		945	854,620
RB, Series EEE, 5.00%, 06/15/43		2,935	3,214,236
RB, Series WW, 5.25%, 06/15/40		55	67,929
RB, Series WW, 5.25%, 06/15/40		945	1,014,798
RB, AMT, 6.50%, 04/01/31		95	100,054
RB, AMT, 5.38%, 01/01/43		500	538,125
Refunding RB, Series A, 6.00%, 08/01/49(a)		250	262,488
Refunding RB, (AGM), 5.00%, 06/01/37		200	231,388
New Jersey Health Care Facilities Financing Authority
RB, 4.00%, 07/01/47		540	579,474
Refunding RB, 4.25%, 07/01/44		395	424,815
Refunding RB, 5.00%, 07/01/44		220	247,764
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	812,751
New Jersey Transportation Trust Fund Authority
RB, 5.25%, 06/15/43		1,615	1,800,079
RB, Series A, 5.00%, 06/15/38		325	335,728
RB, Series A, 5.25%, 06/15/41		205	220,014
RB, Series A, 5.00%, 06/15/44		30	31,068
RB, Series A, 5.00%, 06/15/44		30	31,404
RB, Series A, 5.00%, 06/15/46		450	474,795
RB, Series B, 4.00%, 06/15/50		4,000	4,059,360
New Jersey Turnpike Authority
RB, Series A, 5.00%, 01/01/43		370	394,690
RB, Series A, 4.00%, 01/01/48		2,000	2,220,820
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	449,115
Refunding RB, Series A, 5.25%, 06/01/46		1,100	1,277,331
Refunding RB, Sub-Series B, 5.00%, 06/01/46		4,335	4,735,814
			25,653,650
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42		325	343,057
New York — 7.3%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)		285	296,879
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48		1,000	937,480
County of Cattaraugus, RB, 5.00%, 05/01/44		195	204,974
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45		495	495,000
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	526,940
Metropolitan Transportation Authority
RB, Series B, 3.00%, 11/15/25		165	165,742
RB, Series C-1, 4.75%, 11/15/45		1,285	1,427,147
RB, Series C-1, 5.25%, 11/15/55		1,950	2,265,393

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44	USD	1,000	$ 1,047,050
New York Counties Tobacco Trust IV
Refunding RB, 6.25%, 06/01/41(a)		550	550,264
Refunding RB, Series A, 5.00%, 06/01/42		915	914,982
Refunding RB, Series A, 5.00%, 06/01/45		225	224,516
New York Counties Tobacco Trust VI
Refunding RB, 5.00%, 06/01/45		835	846,139
Refunding RB, 5.00%, 06/01/51		420	424,973
New York Liberty Development Corp.
Refunding RB, 5.38%, 11/15/40(a)		150	155,300
Refunding RB, 5.00%, 11/15/44(a)		3,000	3,104,970
New York State Dormitory Authority, Refunding RB, 5.00%, 12/01/35(a)		215	247,265
New York State Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,337,679
New York State Urban Development Corp., RB, Series A, 3.00%, 03/15/50		2,145	2,213,640
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	547,980
RB, AMT, 5.00%, 07/01/41		1,470	1,580,088
Refunding RB, AMT, 5.38%, 08/01/36		865	891,132
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44		385	390,998
Westchester County Healthcare Corp., RB, Series A, 5.00%, 11/01/44		329	351,699
Westchester County Local Development Corp., Refunding RB, 5.00%, 01/01/34		1,080	1,091,891
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		940	940,047
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	505,780
			23,685,948
North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, 5.25%, 01/01/41		250	252,347
North Carolina Turnpike Authority, RB, (AGM), 4.00%, 01/01/55		370	401,010
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(a)		250	266,800
			920,157
North Dakota — 0.3%
County of Cass, Refunding RB, 5.25%, 02/15/58		855	996,793
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55		8,095	8,500,317
Butler County Port Authority, RB, 6.38%, 01/15/43(a)		435	357,766
County of Franklin
RB, 6.13%, 07/01/40		30	33,482
RB, 6.13%, 07/01/40		555	569,796
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	182,966
Refunding RB, 4.00%, 08/15/50		915	1,026,044
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(a)		455	457,084
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)		880	871,719
Port of Greater Cincinnati Development Authority, RB, 5.00%, 12/01/40		335	209,291
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	406,608
			12,615,073
Security		Par (000)	Value
Oklahoma — 1.6%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	USD	1,250	$ 1,389,037
Oklahoma Development Finance Authority
RB, Series B, 5.00%, 08/15/38		975	1,105,309
RB, Series B, 5.25%, 08/15/43		875	1,002,155
Tulsa Airports Improvement Trust, Refunding RB, AMT, 5.00%, 06/01/35(c)		615	610,400
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	966,303
			5,073,204
Oregon — 0.3%
Clackamas County School District No. 12 North Clackamas, GO, Series A, 0.00%, 06/15/38(b)		275	145,549
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	150,942
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(a)		305	278,481
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	308,748
			883,720
Pennsylvania — 3.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(a)		295	299,145
County of Lehigh, Refunding RB, 4.00%, 07/01/49		2,000	2,180,100
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42		130	136,592
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/49		1,255	1,355,852
Montgomery County IDA
Refunding RB, 5.25%, 01/15/45		500	525,615
Refunding RB, 5.38%, 01/01/50		170	159,900
Northampton County IDA, TA, 7.00%, 07/01/32		110	117,636
Pennsylvania Economic Development Financing Authority
RB, AMT, Series P-3, 5.00%, 06/30/42		1,625	1,753,944
Refunding RB, AMT, 5.50%, 11/01/44		500	508,840
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47		1,010	945,754
Pennsylvania Higher Educational Facilities Authority
RB, 4.00%, 08/15/44		1,045	1,180,338
Refunding RB, 5.00%, 07/15/38		250	265,687
Pennsylvania Turnpike Commission
RB, Series B, 5.25%, 12/01/44		1,000	1,116,490
RB, Sub-Series A, 5.50%, 12/01/42		660	771,329
Philadelphia Authority for Industrial Development, Refunding RB, Series 2015, 5.00%, 04/01/45		500	569,120
			11,886,342
Puerto Rico — 9.8%
Children’s Trust Fund
RB, Series A, 0.00%, 05/15/57(b)		15,375	974,160
RB, Series B, 0.00%, 05/15/57(b)		23,130	1,123,655
Refunding RB, 5.50%, 05/15/39		160	160,206
Commonwealth of Puerto Rico
GO, Series A, 5.25%, 07/01/22(e)(f)		75	50,785
GO, Series A, 5.13%, 07/01/31(e)(f)		207	140,167
GO, Series A, 6.00%, 07/01/38(e)(f)		160	109,799
GO, Series A, 5.75%, 07/01/41(e)(f)		90	58,444
GO, Series B, 5.25%, 07/01/17(e)(f)		30	18,331
GO, Refunding, Series A, 5.50%, 07/01/18(e)(f)		285	174,150
GO, Refunding, Series A, 5.50%, 07/01/32(e)(f)		90	60,942
GO, Refunding, Series A, 8.00%, 07/01/35(e)(f)		3,100	1,859,568

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico
GO, Refunding, Series A, 5.50%, 07/01/39(e)(f)	USD	865	$ 536,841
GO, Refunding, Series A, 6.50%, 07/01/40(e)(f)		625	428,901
GO, Refunding, Series A, 5.00%, 07/01/41(e)(f)		4,485	2,764,700
GO, Refunding, Series B, 6.00%, 07/01/39(e)(f)		135	92,643
Puerto Rico Commonwealth Aqueduct & Sewer Authority
RB, Series A, 5.00%, 07/01/33		25	25,500
RB, Series A, 5.13%, 07/01/37		55	55,692
RB, Series A, 5.75%, 07/01/37		885	906,302
Puerto Rico Electric Power Authority
RB, Series 2013 A-RSA-1, 7.00%, 07/01/33(e)(f)		1,795	1,271,759
RB, Series 2013 A-RSA-1, 6.75%, 07/01/36(e)(f)		635	449,898
RB, Series 2013 A-RSA-1, 7.00%, 07/01/43(e)(f)		175	123,988
RB, Series A-3, 10.00%, 07/01/19(e)(f)		177	150,695
RB, Series A-RSA-1, 5.00%, 07/01/29(e)(f)		385	267,816
RB, Series A-RSA-1, 5.00%, 07/01/42(e)(f)		470	326,944
RB, Series B-3, 10.00%, 07/01/19(e)(f)		177	150,695
RB, Series C-1, 5.40%, 01/01/18(e)(f)		486	338,264
RB, Series C-2, 5.40%, 07/01/18(e)(f)		487	338,319
RB, Series C-3, 5.40%, 01/01/20(e)(f)		49	34,199
RB, Series C-4, 5.40%, 07/01/20(e)(f)		49	34,199
RB, Series CCC-RSA-1, 5.25%, 07/01/26(e)(f)		125	86,953
RB, Series CCC-RSA-1, 5.25%, 07/01/28(e)(f)		70	48,694
RB, Series D-2-RSA-1, 7.50%, 01/01/20(e)(f)		841	595,386
RB, Series TT-RSA-1, 5.00%, 07/01/23(e)(f)		855	594,759
RB, Series TT-RSA-1, 5.00%, 07/01/25(e)(f)		45	31,303
RB, Series TT-RSA-1, 5.00%, 07/01/26(e)(f)		190	132,169
RB, Series TT-RSA-1, 5.00%, 07/01/32(e)(f)		80	55,650
RB, Series WW-RSA-1, 5.50%, 07/01/17(e)(f)		110	75,270
RB, Series WW-RSA-1, 5.50%, 07/01/18(e)(f)		95	65,006
RB, Series WW-RSA-1, 5.50%, 07/01/19(e)(f)		70	47,899
RB, Series WW-RSA-1, 5.38%, 07/01/22(e)(f)		110	76,519
RB, Series WW-RSA-1, 5.38%, 07/01/24(e)(f)		65	45,216
RB, Series WW-RSA-1, 5.25%, 07/01/33(e)(f)		75	52,172
RB, Series WW-RSA-1, 5.50%, 07/01/38(e)(f)		90	62,606
RB, Series XX-RSA-1, 5.25%, 07/01/27(e)(f)		50	34,781
RB, Series XX-RSA-1, 5.25%, 07/01/35(e)(f)		30	20,869
RB, Series XX-RSA-1, 5.75%, 07/01/36(e)(f)		45	31,303
RB, Series XX-RSA-1, 5.25%, 07/01/40(e)(f)		2,320	1,613,850
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/22(e)(f)		160	111,300
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/28(e)(f)		265	184,341
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/29(e)(f)		40	27,825
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/17(c)(e)(f)		30	19,500
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/18(c)(e)(f)		30	19,500
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/20(c)(e)(f)		250	144,957
Refunding RB, Series UU-RSA-1, 1.66%, 07/01/31(c)(e)(f)		300	173,949
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/17(e)(f)		70	47,899
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/19(e)(f)		235	160,803
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/24(e)(f)		150	104,344
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/26(e)(f)		20	13,912
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/28(e)(f)	USD	75	$ 52,172
Puerto Rico Public Buildings Authority
Refunding RB, 10.00%, 07/01/34(e)(f)		85	71,400
Refunding RB, Series F, 5.25%, 07/01/24(e)(f)		100	81,256
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/29(b)		77	58,866
RB, Series A-1, 0.00%, 07/01/31(b)		91	64,089
RB, Series A-1, 0.00%, 07/01/33(b)		132	85,440
RB, Series A-1, 0.00%, 07/01/46(b)		8,649	2,435,818
RB, Series A-1, 0.00%, 07/01/51(b)		5,988	1,210,714
RB, Series A-1, 4.75%, 07/01/53		2,854	2,931,743
RB, Series A-1, 5.00%, 07/01/58		2,171	2,269,628
RB, Series A-2, 4.33%, 07/01/40		2,225	2,234,990
RB, Series A-2, 4.33%, 07/01/40		34	34,219
RB, Series A-2, 4.54%, 07/01/53		317	321,549
RB, Series A-2, 4.78%, 07/01/58		1,978	2,034,234
RB, Series B-1, 0.00%, 07/01/46(b)		477	134,261
			31,726,676
Rhode Island — 1.1%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37		595	595,452
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		400	436,976
Refunding RB, Series A, 5.00%, 06/01/40		600	641,514
Refunding RB, Series B, 4.50%, 06/01/45		750	782,798
Refunding RB, Series B, 5.00%, 06/01/50		1,040	1,113,226
			3,569,966
South Carolina — 2.5%
South Carolina Jobs EDA
RB, Series A, 5.00%, 11/15/54		210	193,173
Refunding RB, 4.00%, 11/15/27		160	152,405
Refunding RB, 5.00%, 02/01/36		1,045	1,220,246
Refunding RB, 5.00%, 02/01/38		1,000	1,161,340
Refunding RB, 5.00%, 05/01/43		730	830,682
South Carolina Public Service Authority
RB, Series A, 5.50%, 12/01/54		1,240	1,396,525
Refunding RB, Series A, 5.00%, 12/01/50		190	212,346
Refunding RB, Series B, 5.13%, 12/01/43		390	428,824
Refunding RB, Series B, 4.00%, 12/01/56		200	215,952
Refunding RB, Series C, 5.00%, 12/01/46		140	154,545
Refunding RB, Series E, 5.25%, 12/01/55		1,930	2,209,811
			8,175,849
Tennessee — 1.7%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	264,337
Franklin Health & Educational Facilities Board, Refunding RB, 7.50%, 06/01/47(a)(e)(f)		265	219,950
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36		690	768,743
Memphis-Shelby County IDB
Refunding TA, 5.50%, 07/01/37		360	352,490
Refunding TA, 5.63%, 01/01/46		470	447,816
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 5.00%, 10/01/48		1,800	1,923,534
Refunding RB, 4.00%, 10/01/49		220	213,684

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 5.25%, 10/01/58	USD	1,095	$ 1,177,037
Shelby County Health Educational & Housing Facilities Board, RB, 5.75%, 10/01/49		130	117,445
			5,485,036
Texas — 4.1%
Arlington Higher Education Finance Corp.
RB, 5.63%, 08/15/54(a)		1,305	1,252,356
RB, Series A, 4.63%, 08/15/46		170	170,012
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		390	403,038
Central Texas Regional Mobility Authority, RB, Series A, 5.00%, 01/01/45		500	533,495
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	212,182
Refunding RB, Series C, 5.00%, 08/15/42		250	263,768
City of Houston Airport System Revenue
RB, AMT, Series B-1, 5.00%, 07/15/35		100	100,619
Refunding RB, AMT, 4.75%, 07/01/24		500	508,685
Refunding RB, AMT, 5.00%, 07/15/27		140	145,041
Refunding RB, AMT, 5.00%, 07/01/29		500	504,645
Refunding RB, AMT, Series C, 5.00%, 07/15/20		140	140,231
Refunding RB, AMT, Series C, 5.00%, 07/15/27		910	930,985
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	541,080
County of Hays, Special Assessment RB, 7.00%, 09/15/45		250	262,878
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		465	478,271
Mission EDC, Refunding RB, AMT, 4.63%, 10/01/31(a)		285	298,472
New Hope Cultural Education Facilities Finance Corp.
RB, 5.00%, 08/15/39(a)		125	129,474
RB, 5.00%, 08/15/49(a)		195	200,015
RB, Series A, 5.00%, 08/15/51(a)		250	254,213
Refunding RB, Series A, 4.00%, 08/15/26(a)		775	775,643
Newark Higher Education Finance Corp.
RB, 5.00%, 06/15/38		125	125,671
RB, Series A, 5.50%, 08/15/35(a)		300	337,230
North Texas Tollway Authority
Refunding RB, 4.25%, 01/01/49		1,675	1,872,248
Refunding RB, Series B, 5.00%, 01/01/40		250	271,865
Port Beaumont Navigation District
Refunding RB, AMT, 3.63%, 01/01/35(a)		405	393,376
Refunding RB, AMT, 4.00%, 01/01/50(a)		875	836,027
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49		250	253,285
Texas Transportation Commission
RB, 0.00%, 08/01/40(b)		1,000	434,860
RB, 0.00%, 08/01/42(b)		655	255,378
RB, 5.00%, 08/01/57		315	360,921
			13,245,964
Utah — 0.4%
Utah Charter School Finance Authority
RB, 6.00%, 04/15/45(a)		500	499,990
RB, 5.13%, 07/15/49(a)		545	545,109
Refunding RB, 5.00%, 06/15/55(d)		230	232,744
			1,277,843
Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 4.75%, 12/01/40(a)		695	599,660
Security		Par (000)	Value
Virginia — 1.1%
Ballston Quarter Community Development Authority
TA, Series A, 5.00%, 03/01/26	USD	120	$ 117,464
TA, Series A, 5.13%, 03/01/31		230	214,118
Cherry Hill Community Development Authority, Special Assessment RB, 5.40%, 03/01/45(a)		250	251,517
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51		810	873,148
Fairfax County EDA, RB, Series A, 5.00%, 12/01/42		400	406,396
Lexington IDA, RB, Series A, 5.00%, 01/01/48		330	315,797
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(a)		240	241,586
Special Assessment RB, 5.00%, 03/01/45(a)		100	96,561
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	249,573
RB, 5.00%, 01/01/34		190	194,948
RB, 5.00%, 01/01/49		365	358,018
Virginia College Building Authority, RB, 5.00%, 07/01/45(a)		150	147,892
			3,467,018
Washington — 1.0%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42		250	239,935
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	206,404
Port of Seattle, RB, AMT, Series C, 5.00%, 04/01/40		250	279,050
Washington State Housing Finance Commission
Refunding RB, 5.00%, 01/01/43(a)		1,100	1,132,725
Refunding RB, 6.00%, 01/01/45(a)		210	215,437
Refunding RB, 5.00%, 01/01/48(a)		1,000	1,022,850
			3,096,401
West Virginia — 0.1%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	466,064
Wisconsin — 2.2%
Public Finance Authority
RB, 6.25%, 10/01/31(a)		195	201,692
RB, 5.00%, 11/15/41(d)		375	431,921
RB, 5.38%, 06/01/44(a)		245	223,560
RB, 6.85%, 11/01/46(a)		275	286,872
RB, 7.00%, 11/01/46(a)		155	162,900
RB, 5.38%, 07/15/47(a)		335	347,261
RB, 7.00%, 10/01/47(a)		195	198,036
RB, 5.50%, 12/01/48(a)(e)(f)		8	7,559
RB, 5.63%, 06/15/49(a)		1,440	1,375,934
RB, 5.00%, 04/01/50(a)		100	99,304
RB, 5.50%, 06/01/54(a)		300	266,775
RB, Series A, 5.13%, 10/01/45		150	166,071
RB, Series A, 5.63%, 06/15/49(a)		885	860,654
Refunding RB, 5.00%, 10/01/34(a)		100	105,077
Refunding RB, 5.00%, 10/01/39(a)		165	170,054
Refunding RB, Series A, 5.25%, 10/01/48		435	473,659
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	776,303
Wisconsin Health & Educational Facilities Authority
Refunding RB, 5.00%, 11/01/46		270	252,126
Refunding RB, 5.00%, 11/01/54		455	420,520
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	180,522
			7,006,800
Total Municipal Bonds — 92.7% (Cost: $292,038,253)			299,825,218

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Series A-2, 4.00%, 08/01/49(g)	USD	2,280	$ 2,439,372
Florida — 1.0%
Escambia County Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/45(g)		3,060	3,273,824
Illinois — 0.6%
Illinois Toll Highway Authority
RB, Series A, 5.00%, 01/01/40		660	756,112
RB, Series C, 5.00%, 01/01/38		1,000	1,133,926
			1,890,038
Massachusetts — 0.3%
Massachusetts HFA, Refunding RB, AMT, Series A, 4.50%, 12/01/47		982	1,054,560
New Jersey — 0.5%
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 4.25%, 12/01/50		1,540	1,566,011
New York — 2.4%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	1,063,735
Refunding RB, Series A-1, 4.15%, 11/01/38		1,550	1,708,317
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36		3,330	3,936,127
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55		1,000	1,165,142
			7,873,321
North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55		1,000	1,235,450
North Carolina HFA Home Ownership, RB, Series 39-B, 4.00%, 01/01/48		741	807,328
			2,042,778
Oregon — 1.7%
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%, 05/15/49		5,000	5,374,600
Washington — 0.5%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45		1,340	1,586,367
Security		Par (000)	Value
West Virginia — 0.4%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	USD	1,215	$ 1,334,091
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.8% (Cost: $26,888,831)			28,434,962
Total Long-Term Investments — 101.5% (Cost: $318,927,084)			328,260,180
	Shares
Short-Term Securities(i)
Money Market Funds — 4.0%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.01%	13,036,768	13,035,464
Total Short-Term Securities — 4.0% (Cost: $13,035,408)		13,035,464
Total Investments — 105.5% (Cost: $331,962,492)		341,295,644
Liabilities in Excess of Other Assets — (0.8)%		(2,608,708)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(15,127,849)
Net Assets — 100.0%		$ 323,559,087
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between 06/01/26 to 02/15/28, is $3,409,742.
(h)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Annualized 7-day yield as of period end.

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series E Portfolio
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
RB	Revenue Bonds
TA	Tax Allocation
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 299,825,218	$ —	$ 299,825,218
Municipal Bonds Transferred to Tender Option Bond Trusts	—	28,434,962	—	28,434,962
Short-Term Securities
Money Market Funds	13,035,464	—	—	13,035,464
	$ 13,035,464	$ 328,260,180	$ —	$ 341,295,644
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $15,057,000 are categorized as Level 2 within the disclosure hierarchy.